Financial instruments - Derivative Financial Instruments Designated as Cash Flow Hedge, Effect on Statement of Operations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fair Value Disclosures [Abstract]
Effective portion of cash flow hedge, gain (loss)	$ 19,177	$ 1,567
Amortization of cash flow hedge	(33)	(33)
Amounts reclassified from AOCI	(8,564)	(4,224)
Change in fair value of cash flow hedges, net of tax expense and tax recovery of $3,862 and $952, respectively (note 24(b)(ii))	$ 10,580	$ (2,690)